Other Payables, Including Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other payables, including derivatives [Abstract]
Schedule of Composition of Other Payables, Including Derivatives
	December 31,
	2016	2017
	NIS millions	NIS millions
Employees and related liabilities	126	133
Government institutions	43	29
Interest payable	86	54
Accrued expenses	3	1
Deferred revenue	19	42
Derivative financial instruments	2	18
	279	277